INVENTORY (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventory	$ 919,481	$ 723,953
Purchased inventory	$ 9,773,113	$ 9,665,379	$ 7,119,894